Contract payment (Details)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Contract payment
Par value per share	$ 0	$ 0
Prevail Info Works Inc
Contract payment
Current prepayment			$ 1,606,320	$ 1,200,000
Issued units | shares			977,318	977,318
Par value per share			$ 1.64